Dividends - Details of Dividend Declared (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Disclosure of dividends [Line Items]
Dividend type	Cash dividends	Cash dividends	Cash dividends
Number of shares outstanding	71,327,153	73,136,448	71,869,828	73,136,448
Face value (in won)	₩ 500
Dividends	₩ 715,080	₩ 730,098	₩ 717,437
Interim [Member]
Disclosure of dividends [Line Items]
Dividend type	Cash dividends (Interim)	Cash dividends (Interim)	Cash dividends (Interim)
Number of shares outstanding	73,136,448	71,869,828	70,609,160
Face value (in won)	₩ 500	₩ 500	₩ 500
Dividend ratio	200.00%	200.00%	200.00%
Dividends	₩ 73,136	₩ 71,870	₩ 70,609
Year-end [Member]
Disclosure of dividends [Line Items]
Dividend type	Cash dividends (Year-end)	Cash dividends (Year-end)	Cash dividends (Year-end)
Number of shares outstanding	71,327,153	73,136,448	71,869,828
Face value (in won)	₩ 500	₩ 500	₩ 500
Dividend ratio	1800.00%	1800.00%	1800.00%
Dividends	₩ 641,944	₩ 658,228	₩ 646,828